Note 9 - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Net loss attributable to common shareholders	$ (27,876,006)	$ (11,319,490)
Weighted average common shares – Outstanding (in shares)	8,116,343	5,903,609
Basic and diluted loss per share (in dollars per share)	$ (3.43)	$ (1.92)